Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	849,831,966.85	40,991
Yield Supplement Overcollateralization Amount 05/31/23	86,256,685.31	0
Receivables Balance 05/31/23	936,088,652.16	40,991
Principal Payments	35,176,925.96	1,287
Defaulted Receivables	626,690.97	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	82,017,171.64	0
Pool Balance at 06/30/23	818,267,863.59	39,675

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.61%
Prepayment ABS Speed	1.85%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	5,867,680.40	245
Past Due 61-90 days	1,688,883.09	56
Past Due 91-120 days	389,447.41	10
Past Due 121+ days	0.00	0
Total	7,946,010.90	311

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	309,916.07
Aggregate Net Losses/(Gains) - June 2023	316,774.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.10%
Second Prior Net Losses/(Gains) Ratio	0.10%
Third Prior Net Losses/(Gains) Ratio	0.08%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	7,364,410.77
Actual Overcollateralization	7,364,410.77
Weighted Average Contract Rate	5.65%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	56.20

Flow of Funds	$ Amount
Collections	39,957,909.74
Investment Earnings on Cash Accounts	26,682.44
Servicing Fee	(780,073.88)
Transfer to Collection Account	-
Available Funds	39,204,518.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,378,837.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	8,795,615.56
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,364,410.77
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,353,168.42

Total Distributions of Available Funds	39,204,518.30

Servicing Fee	780,073.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	842,183,479.15
Principal Paid	31,280,026.33
Note Balance @ 07/17/23	810,903,452.82

Class A-1
Note Balance @ 06/15/23	51,103,479.15
Principal Paid	31,280,026.33
Note Balance @ 07/17/23	19,823,452.82
Note Factor @ 07/17/23	9.1542151%

Class A-2a
Note Balance @ 06/15/23	258,240,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	258,240,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-2b
Note Balance @ 06/15/23	110,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	110,000,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-3
Note Balance @ 06/15/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	279,880,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-4
Note Balance @ 06/15/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	97,610,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	30,230,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	15,120,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,571,323.55
Total Principal Paid	31,280,026.33
Total Paid	34,851,349.88

Class A-1
Coupon	4.86700%
Interest Paid	221,085.01
Principal Paid	31,280,026.33
Total Paid to A-1 Holders	31,501,111.34

Class A-2a
Coupon	5.18000%
Interest Paid	1,114,736.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,114,736.00

Class A-2b
SOFR Rate	5.06662%
Coupon	5.49662%
Interest Paid	537,447.29
Principal Paid	0.00
Total Paid to A-2b Holders	537,447.29

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5442807
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.0431670
Total Distribution Amount	34.5874477

A-1 Interest Distribution Amount	1.0209421
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.4471315
Total A-1 Distribution Amount	145.4680736

A-2a Interest Distribution Amount	4.3166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3166667

A-2b Interest Distribution Amount	4.8858845
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.8858845

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	281.19
Noteholders' Third Priority Principal Distributable Amount	483.38
Noteholders' Principal Distributable Amount	235.43

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	5,038,175.22
Investment Earnings	20,950.09
Investment Earnings Paid	(20,950.09)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,794,928.06	2,613,953.48	1,371,115.22
Number of Extensions	128	105	66
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.27%	0.14%